Summarized financial information of issuers and guarantors (Tables)	3 Months Ended
Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Summarized financial statements

	(Unaudited)	(Unaudited)
	Three Months Ended	Year Ended
	March 31, 2024	December 31, 2023
	(in thousands)
Revenue	$1,902,877	$7,444,520
Total costs and expenses (a)	1,684,195	6,683,520
Income from operations (a)	218,682	761,000
Net income (a) (b)	96,279	356,467

(a) Includes amortization of intangible assets of $113.2 million and $452.8 million, respectively, for the three months ended March 31, 2024 and for the year ended December 31, 2023.
(b) Includes net intercompany interest expense of $39.4 million and $130.0 million, respectively, for the three months ended March 31, 2024 and the year ended December 31, 2023.

	(Unaudited)	(Unaudited)
	March 31, 2024	December 31, 2023
	(in thousands)
Current assets	$2,985,895	$2,941,492
Non-current assets (c)	61,342,332	61,347,045
Intercompany receivables	1,372,720	1,052,855
Total assets	$65,700,947	$65,341,392

Current liabilities	$2,635,851	$2,514,633
Non-current liabilities	4,540,187	4,799,554
Intercompany payables	4,918,457	4,618,868
Total liabilities	$12,094,495	$11,933,055

(c) Non-current assets include each Guarantor's investment in obligor subsidiaries, on a combined aggregated basis.